GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Subject to Amortization

Intangible assets are summarized as follows:

	March 31,
	2016		2017
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥34,670	¥16,624	¥36,591	¥17,242
Software	40,897	29,384	41,937	31,667
Trademark	7,433	1,673	8,640	2,299
Patent rights	15,940	9,767	15,755	11,194
Non-patent technology	5,425	1,541	4,679	2,005
Other	12,718	6,034	17,359	5,925

Total	¥117,083	¥65,023	¥124,961	¥70,332

Intangible Assets Not Subject to Amortization

	March 31,
	2016	2017
	Gross Carrying Amount	Gross Carrying Amount
	(Yen in millions)
Intangible assets not subject to amortization:
Trademark	¥7,045	¥6,605
Other	1	1

Total	¥7,046	¥6,606

Intangible Assets Subject to Amortization Acquired

Intangible assets acquired during the year ended March 31, 2017 are as follows:

Year ended March 31, 2017
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥5,360
Software	4,322
Trademark	1,386
Patent rights	175
Non-patent technology	56
Other	5,653

Total	¥16,952

Estimated Aggregate Amortization Expenses for Intangible Assets for Next Five Years

The estimated aggregate amortization expenses for intangible assets for the next five years are as follows:

Years ending March 31,	(Yen in millions)
2018	¥9,563
2019	6,877
2020	4,826
2021	4,103
2022	3,518

Changes in Amounts of Goodwill by Reporting Segment

The changes in the amounts of goodwill by segment in the years ended March 31, 2016 and 2017 are as follows:

	Fine Ceramic Parts Group	Semiconductor Parts Group	Applied Ceramic Products Group	Electronic Device Group	Telecommunications Equipment Group	Information Equipment Group	Others	Total
	(Yen in millions)
Balance at March 31, 2015
Goodwill	¥100	¥6,973	¥22,240	¥53,126	¥18,456	¥17,618	¥10,971	¥129,484
Accumulated impairment losses	—	—	(5,415)	(729)	(18,456)	(22)	(2,695)	(27,317)

	100	6,973	16,825	52,397	—	17,596	8,276	102,167
Goodwill acquired during the year	—	—	218	10,606	—	6,851	—	17,675
Impairment of goodwill	—	—	—	(14,143)	—	—	—	(14,143)
Translation adjustments and reclassification to other accounts	—	(30)	(409)	(1,498)	—	(1,163)	—	(3,100)

Balance at March 31, 2016
Goodwill	100	6,943	22,049	62,234	18,456	23,306	10,971	144,059
Accumulated impairment losses	—	—	(5,415)	(14,872)	(18,456)	(22)	(2,695)	(41,460)

	100	6,943	16,634	47,362	—	23,284	8,276	102,599
Goodwill acquired during the year	—	—	3,245	—	—	6,023	900	10,168
Impairment of goodwill	—	—	—	—	—	—	—	—
Translation adjustments and reclassification to other accounts	—	(4)	(804)	(215)	—	(1,274)	—	(2,297)

Balance at March 31, 2017
Goodwill	100	6,939	24,490	62,019	18,456	28,055	11,871	151,930
Accumulated impairment losses	—	—	(5,415)	(14,872)	(18,456)	(22)	(2,695)	(41,460)

	¥100	¥6,939	¥19,075	¥47,147	¥—	¥28,033	¥9,176	¥110,470